[LINCOLN FINANCIAL GROUP LOGO]



                                                                    Lincoln Life
                                                                Variable Annuity


                                                                          Fund A
                                                                          Annual
                                                                          Report
                                                                        December
                                                                        31, 2000

                      [LINCOLN FINANCIAL GROUP LETTERHEAD]

January 2001



Dear Participant:

I am pleased to send you the 2000 Annual Report for your Lincoln Life Variable Annuity Fund A contract. Please review this report for information on the holdings and market commentary.

Year 2000 proved to be one of the worst performing years for equity investors in recent history. After five straight years of greater than 20% returns, the S&P 500 Index had its worst year since 1981, losing 9.2%. It was the worst year ever in the NASDAQ Index's 29-year history as it lost 36.8%. Lincoln National Fund A also did not fair well as performance was down for the year, 11.3%

Please refer to the commentary in this report for more information. The sub-advisor, Vantage Investment Advisers, manages Fund A for conservative growth. Discipline and patience are central to the success of any investment plan. Lincoln National Fund A should be viewed as a long-term investment vehicle.

After you have reviewed the report, your sales representative will help answer any questions you may have. You may also call Lincoln Life Customer Service at 1-800-4LINCOLN (454-6265) or e-mail us at www.LincolnLife.com.

Thank you for allowing Lincoln Life to be a solution for your retirement planning.

Sincerely yours,


/s/ William P. Boscow

William P. Boscow
Senior Vice President and Chief Marketing Officer

Portfolio manager's
summary and comparison

Managed by [LOGO OF VANTAGE INVESTMENT ADVISORS]


The Fund had a return of -11.28% for the year ended December 31, 2000 versus -9.2% for its benchmark, the S&P 500 Index.*

U.S. financial markets witnessed two very different dynamics during 2000. During the first six months, the U.S. economy continued to grow strongly and the outlook for corporate earnings appeared promising. The Federal Reserve remained concerned about the possibility of an accelerating inflation rate and responded by raising the target Federal Funds rate three times between January and May. The market dynamic began to reverse approximately from the start of the second quarter. We felt four major sources of uncertainty increasingly seemed to lower market optimism - prospects of a slowing U.S. economy, corporate earnings concerns, the continued high cost of energy and the weak Euro.

Performance was hurt by moderately overweighting the Fund's exposure to the communications services, media and business services sectors, and moderately underweighting its exposure to the consumer discretionary, consumer staples and technology sectors. Conversely, performance during the year was helped by moderately overweighting the Fund's exposure to the finance, defense and transportation sectors, and moderately underweighting its exposure to the basic materials sector.

Looking forward, we expect the market uncertainty and volatility to continue, at least until the investors are convinced that the Federal Reserve's interest rate reductions are having a beneficial effect on the economy and the outlook for corporate earnings improves. On an individual security basis, the Fund will continue to overweight companies that the management team believes exhibit good earnings outlooks and strong business fundamentals.

J. Paul Dokas


[CHART APPEARS HERE]


This chart illustrates, hypothetically, that $10,000 was invested in Fund A on 1/1/91. As the chart shows, by December 31, 2000, the value of the investment at net asset value, with any dividends and capital gains reinvested, would have grown to $39,158. For comparison, look at how the S&P 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $50,163. Past performance is not indicative of future performance. Remember, an investor cannot invest directly in an index.

Average annual return                                       Ended
on investments                                              12/31/00
--------------------------------------------------------------------
One Year                                                    -11.28%
Five Years                                                  +14.44%
Ten Years                                                   +14.63%


* Standard & Poor's 500 Index - Broad based measurement of changes in stock market conditions based on average performance of 500 widely held common stocks. An investor cannot invest directly in the above index/indexes, which is/are unmanaged.

Statement of Net Assets

December 31, 2000

Investments:
                                                  Number        Market
Common Stock:                                     of Shares     Value
----------------------------------------------------------------------------
Aerospace & Defense - 2.5%
----------------------------------------------------------------------------
Boeing                                                8,300       $ 547,800
General Dynamics                                      9,200         717,600
Honeywell International                              10,800         510,975
Lockheed Martin                                       9,600         325,920
Northrop                                              5,900         489,700
United Technologies                                   5,300         416,713
----------------------------------------------------------------------------
                                                                  3,008,708
Automobiles & Automotive Parts - 0.7%
----------------------------------------------------------------------------
Ford Motor                                           19,454         455,950
General Motors                                        7,500         382,031
Visteon                                                   1               6
----------------------------------------------------------------------------
                                                                    837,987
Banking & Finance - 13.4%
----------------------------------------------------------------------------
American Express                                     21,200       1,164,675
Associated Banc-Corp                                 10,200         309,825
Bank of America                                      20,600         945,025
Bank One                                             22,095         809,236
Capital One Financial                                 4,600         302,737
Chase Manhattan                                       5,350         243,091
Citigroup                                            59,997       3,063,597
Comerica                                              5,100         302,812
Countrywide Credit                                    7,400         371,850
Dime Bancorp                                         22,000         650,375
Fannie Mae                                           11,100         962,925
Fleet Boston Financial                               18,239         685,102
Freddie Mac                                           9,400         647,425
Goldman Sachs Group                                   4,000         427,750
Household International                               9,800         539,000
Lehman Brothers Holdings                              5,600         378,700
Merrill Lynch & Company                               3,900         265,931
Metris                                                    2              46
Morgan (J.P.)                                         7,700       1,274,350
Morgan Stanley Dean Witter                           12,000         951,000
PNC Financial Group                                   3,100         226,494
Stilwell Financial                                    5,900         232,681
U.S. Bancorp                                          9,800         286,038
Washington Mutual                                     8,300         440,419
Wells Fargo                                          16,100         896,569
----------------------------------------------------------------------------
                                                                 16,377,653
Buildings & Materials - 0.3%
----------------------------------------------------------------------------
Masco                                               14,000          359,625
----------------------------------------------------------------------------

Cable, Media & Publishing - 2.3%
----------------------------------------------------------------------------
Adelphia Communications Class A*                     9,000          464,625
AT&T - Liberty Media Class A*                       26,400          358,050
Clear Channel Communications*                        8,930          432,547
Echostar Communications Class A*                     3,900           88,725
Time Warner                                         14,900          778,376
Viacom Class B*                                     15,400          719,950
----------------------------------------------------------------------------
                                                                  2,842,273
Chemicals - 1.7%
----------------------------------------------------------------------------
Dow Chemical                                        14,700          538,387
DuPont(E.I.)deNemours                               16,000          773,000
Pharmacia                                            8,900          542,900
Praxair                                              5,400          239,625
----------------------------------------------------------------------------
                                                                  2,093,912
Computers & Technology - 13.4%
----------------------------------------------------------------------------
Adobe Systems                                        2,800          162,925
America Online*                                     31,100        1,082,280
Ariba*                                               1,600           86,000
Avaya*                                               3,208           33,082
BEA Systems*                                         3,900          262,519
Brocade Communications Systems*                      4,200          385,612

                                                  Number        Market
Computers & Technology (Cont.)                    of Shares     Value
----------------------------------------------------------------------------
Cisco Systems*                                      72,200      $ 2,761,650
Commerce One*                                        4,400          111,375
Compaq Computer                                     13,600          204,680
Dell Computer*                                      29,700          517,894
EMC*                                                19,000        1,263,500
First Data                                           8,300          437,306
Gateway*                                             5,400           97,146
Hewlett-Packard                                     17,600          555,500
i2 Technologies*                                     3,200          174,000
International Business Machines                     19,000        1,615,000
Juniper Networks*                                    3,000          378,188
Micron Technology*                                   8,900          315,950
Microsoft*                                          45,400        1,974,900
Oracle*                                             47,800        1,389,188
Palm*                                                8,009          226,755
Redback Networks*                                    1,600           65,600
SDL*                                                   800          118,550
Siebel Systems*                                      5,000          338,750
Sun Microsystems*                                   32,800          914,300
VeriSign*                                            2,812          208,615
Veritas Software*                                    6,697          585,988
Yahoo*                                               2,000           60,344
----------------------------------------------------------------------------
                                                                 16,327,597
Consumer Products - 2.9%
----------------------------------------------------------------------------
Avon Products                                        5,400          258,525
Gillette                                            18,900          682,763
Kimberly-Clark                                       4,700          332,243
Minnesota Mining & Manufacturing                     5,500          662,750
Procter & Gamble                                    17,300        1,356,969
Tyco International                                   4,100          227,550
----------------------------------------------------------------------------
                                                                  3,520,800
Electronics & Electrical Equipment - 10.2%
----------------------------------------------------------------------------
Advanced Micro Devices*                              4,000           55,250
Altera*                                              6,800          178,925
Analog Devices*                                     10,000          511,875
Broadcom Class A*                                    1,100           92,950
Corning                                             12,300          649,594
General Electric                                   110,100        5,277,919
General Motors Class H*                             20,100          462,300
Intel                                               75,400        2,280,850
JDS Uniphase*                                        8,400          350,175
Motorola                                            18,000          364,500
National Semiconductor*                              7,000          140,875
PMC - Sierra*                                        2,800          220,150
Symbol Technologies                                  9,000          324,000
Texas Instruments                                   22,340        1,058,358
TriQuint Semiconductor*                              6,200          270,863
Vishay Intertechnology*                              8,550          129,319
Vitesse Semiconductor*                               2,500          138,281
----------------------------------------------------------------------------
                                                                 12,506,184
Energy - 6.8%
----------------------------------------------------------------------------
Apache                                              10,300          721,644
Chevron                                              1,900          160,431
Coastal                                              5,400          476,887
Conoco                                               7,100          203,237
Enron                                                6,700          556,937
Exxon Mobil                                         33,600        2,921,100
Halliburton                                         15,300          554,625
Noble Drilling*                                     12,300          534,281
Occidental Petroleum                                12,200          295,850
Phillips Petroleum                                   4,500          255,938
Southern Energy*                                    10,000          283,125
Texaco                                              13,600          844,900
Williams                                            13,300          531,169
----------------------------------------------------------------------------
                                                                  8,340,124
Environmental Services - 0.2%
----------------------------------------------------------------------------
Applera - PE Biosystems Group                        2,600          244,562
----------------------------------------------------------------------------

Food, Beverage & Tobacco - 4.8%
----------------------------------------------------------------------------
Anheuser Busch                                      10,600          482,300
Campbell Soup                                        9,500          328,937
Coca Cola                                           26,700        1,627,031
ConAgra                                              7,900          205,400

                                                  Number        Market
Food, Beverage & Tobacco  (Cont.)                 of Shares     Value
----------------------------------------------------------------------------
Heinz (H.J.)                                         9,050      $   429,309
PepsiCo                                             13,000          644,313
Philip Morris                                       27,500        1,210,000
Quaker Oats                                          4,900          477,138
Ralston-Purina Group                                 8,500          222,063
Sara Lee                                            11,500          282,469
----------------------------------------------------------------------------
                                                                  5,908,960
Healthcare & Pharmaceuticals - 14.3%
----------------------------------------------------------------------------
Abbott Laboratories                                 16,700          808,906
Aetna*                                               4,300          176,569
American Home Products                              12,200          775,310
Amgen*                                              14,500          927,094
Boston Scientific*                                  13,200          180,675
Bristol-Myers Squibb                                27,400        2,025,887
Cardinal Health                                      3,300          328,762
Genentech*                                           8,000          652,000
HCA - The Healthcare Company                        12,300          541,323
Johnson & Johnson                                   19,600        2,059,225
Lilly (Eli)                                          8,300          772,419
Medimmune*                                           2,400          114,450
Medtronic                                           12,862          776,544
Merck & Company                                     24,100        2,256,363
Pfizer                                              71,225        3,276,350
Schering-Plough                                     18,200        1,032,850
UnitedHealth Group                                   4,600          282,325
Wellpoint Health Networks*                           3,200          368,800
----------------------------------------------------------------------------
                                                                 17,355,852
Industrial Machinery - 1.4%
----------------------------------------------------------------------------
Applied Materials*                                  13,800          526,987
Caterpillar                                          7,000          331,187
Deere & Co.                                         11,100          508,519
Ingersoll-Rand                                       9,250          387,344
----------------------------------------------------------------------------
                                                                  1,754,037
Insurance - 4.4%
----------------------------------------------------------------------------
Allstate                                             8,600          374,637
American General                                     4,500          366,750
American International Group                        15,000        1,478,437
Cigna                                                2,500          330,750
Hartford Financial Services                          4,300          303,688
Jefferson-Pilot                                      6,500          485,875
John Hancock Financial Services                      8,400          316,050
Marsh & McLennan                                     2,100          245,700
Metropolitan Life Insurance                         11,000          385,000
Old Republic International                          11,000          352,000
PMI Group                                            4,400          297,825
St. Paul                                             7,200          391,050
----------------------------------------------------------------------------
                                                                  5,327,762
Leisure, Lodging & Entertainment - 1.2%
----------------------------------------------------------------------------
McDonald's                                          14,000          476,000
Walt Disney                                         33,900          980,981
----------------------------------------------------------------------------
                                                                  1,456,981
Metals & Mining - 0.5%
----------------------------------------------------------------------------
Alcoa                                               19,300          646,550
----------------------------------------------------------------------------

Multifamily REITS - 0.1%
----------------------------------------------------------------------------
Equity Residential Properties                        2,500          138,281
----------------------------------------------------------------------------

Office/Industrial REITS - 0.1%
----------------------------------------------------------------------------
Equity Office Properties Trust                       4,100          133,763
----------------------------------------------------------------------------

Paper & Forest Products - 0.5%
----------------------------------------------------------------------------
Georgia-Pacific                                      7,200          224,100
Weyerhaeuser                                         6,700          340,025
----------------------------------------------------------------------------
                                                                    564,125
Retail - 4.8%
----------------------------------------------------------------------------
Amazon.com*                                         11,700          182,081
Best Buy*                                            7,500          221,719
CVS Corporation                                      4,600          275,712
Federated Department Stores*                        10,000          350,000
Gap                                                 11,800          300,900

                                                  Number        Market
Retail  (Cont.)                                   of Shares     Value
----------------------------------------------------------------------------
Home Depot                                          21,600      $   986,850
Lowe's Companies                                     6,400          284,800
May Department Stores                                8,200          268,550
Safeway*                                            12,300          768,750
Sears, Roebuck                                       9,700          337,075
Wal-Mart Stores                                     36,100        1,917,813
----------------------------------------------------------------------------
                                                                  5,894,250
Telecommunications - 8.5%
----------------------------------------------------------------------------
ADC Telecommunications*                             14,200          257,375
ALLTEL                                               4,200          262,237
A T & T                                             50,800          879,475
BellSouth                                           28,700        1,174,906
Ciena*                                               3,000          244,125
Comcast - Special Class A*                           7,900          329,825
Crown Castle*                                       10,400          281,450
Exodus Communications*                               5,400          108,000
Level 3 Communications*                             10,500          344,531
Lucent Technologies                                 38,500          519,750
Network Appliance*                                   4,100          263,361
NEXTEL Communications*                              10,500          259,875
Nokia                                                4,800          208,800
Nortel Networks                                      6,200          198,788
QUALCOMM*                                            5,900          484,906
SBC Communications                                  31,563        1,507,133
Scientific-Atlanta                                   6,400          208,400
Sprint PCS*                                         16,100          329,044
Tellabs*                                             3,800          214,700
Verizon Communications                              27,736        1,390,267
Winstar Communications*                             12,000          140,250
WORLDCOM*                                           51,500          721,000
----------------------------------------------------------------------------
                                                                 10,328,198
Transportation & Shipping - 0.9%
----------------------------------------------------------------------------
Continental Airlines Class B*                        4,800          247,800
Delta Air Lines                                      3,800          190,712
FEDEX*                                               5,100          203,796
Union Pacific                                        9,700          492,275
----------------------------------------------------------------------------
                                                                  1,134,583
Utilities - 3.6%
----------------------------------------------------------------------------
AES*                                                 9,400          520,525
Calpine*                                            14,600          657,912
Energy East                                         15,900          313,031
Exelon                                               4,000          280,840
PG&E                                                19,700          394,000
Public Service Enterprise Group                      7,300          354,963
Reliant Energy                                       7,500          324,844
Southern                                            15,200          505,400
Sprint                                              21,100          428,594
TXU                                                 14,700          651,394
----------------------------------------------------------------------------
                                                                  4,431,503
Total Common Stock: 99.5%
----------------------------------------------------------------------------
(Cost $104,209,454)                                             121,534,270

Total Investments: 99.5%
----------------------------------------------------------------------------
(Cost $104,209,454)                                             121,534,270

Other Assets Over Liabilities: 0.5%                                 591,170
----------------------------------------------------------------------------
Net Assets: 100.00%                                            $122,125,440
----------------------------------------------------------------------------
Net Assets are represented by:
 Value of accumulation units:
   5,786,791 units at $19.381 unit value                       $112,154,184
 Annuity reserves:
   133,605 units at $19.381 unit value                            2,589,408
   291,969 units at $25.283 unit value                            7,381,848
  --------
   425,574 total units
  ========
----------------------------------------------------------------------------
                                                               $122,125,440
----------------------------------------------------------------------------

*    Non-income producing security.

See accompanying notes to financial statements.

Statement of Operations

For the Year Ended December 31, 2000

Investment Income:
Dividends                                                              $  1,712,954
Interest                                                                      9,908
                                                                       ------------
                                                                          1,722,862
Expenses:
Investment management services                         $    452,720
Mortality and expense guarantees                          1,335,693       1,788,413
                                                       ----------------------------
Net Investment Loss                                                         (65,551)

Net Realized and Unrealized Loss on Investments
Net realized gain on investments                         30,752,835
Decrease in net unrealized
appreciation/depreciation of investments                (46,469,653)
Net Realized and Unrealized Loss on Investments                         (15,716,818)
                                                                       ------------

Net Decrease in Net Assets Resulting from Operations                   $(15,782,369)
                                                                       ============


Statements of Changes in Net Assets

                                                 Year Ended       Year Ended
                                                 12/31/2000       12/31/1999
                                                 -------------------------------
Changes from operations:
    Net investment income (loss)                 $     (65,551)   $     198,359
    Net realized gain on investments                30,752,835       19,679,915
    Increase (decrease) in net unrealized
      appreciation/depreciation of investments     (46,469,653)       2,724,731
                                                 -------------------------------

    Net increase (decrease) in net assets
     resulting from operations                     (15,782,369)      22,603,005

    Net decrease from equity transactions          (13,495,874)     (17,266,505)
                                                 -------------------------------

    Total increase (decrease) in net assets        (29,278,243)       5,336,500

    Net assets at beginning of year                151,403,683      146,067,183
                                                 -------------------------------

    Net assets at end of year                    $ 122,125,440    $ 151,403,683
                                                 ===============================

See accompanying notes to financial statements.

Notes to Financial Statements
December 31, 2000

1. Significant accounting policies
The Fund: The Lincoln National Variable Annuity Fund A (Fund) is a segregated investment account of The Lincoln National Life Insurance Company. The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, diversified management investment company. The Fund's investment objective is to maximize long-term growth of capital. The Fund invests primarily in equity securities diversified over industries and companies.

Investments: All equity securities are valued at the last quoted sales price as of the regular close of the New York Stock Exchange on the valuation date. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Money market instruments having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Company's Board of Managers.

Federal Income Taxes: Operations of the Fund form a part of, and are taxed with, operations of The Lincoln National Life Insurance Company, which is taxed as a "life insurance company" under the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the investment income and gains on investments of the Fund. Accordingly, no provision for any such liability has been made.

Income: Dividends are recorded as earned on the ex-dividend date and interest is accrued as earned.

Annuity Reserves: Reserves on contracts not involving life contingencies are calculated using assumed investment rates of 3.5%, 4.5%, 5%, or 6%. Reserves on contracts involving life contingencies are calculated using the Progressive Annuity Table with the age adjusted for persons born before 1900 or after 1919 and assumed investment rates of 3.5%, 4.5%, 5%, or 6%.

Use of Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2. Investments

The aggregate cost of investments purchased and the aggregate proceeds from investments sold (exclusive of short-term investments) during the year ended December 31, 2000 amounted to $92,342,677 and $105,613,832, respectively.

3. Expenses and sales charges
Amounts are paid to The Lincoln National Life Insurance Company for investment management services at the rate of 0.000885% of the current value of the Fund per day (0.323% on an annual basis) and for mortality and expense guarantees at the rate of 0.002745% of the current value of the Fund per day (1.002% on an annual basis). In addition, The Lincoln National Life Insurance Company retained $5,746 from the proceeds of the sale of annuity contracts during the period for sales and administrative charges. Accordingly, the Lincoln National Life Insurance Company is responsible for all sales, general, and administrative expenses applicable to the Fund.

The custodian bank of the Fund has agreed to waive its custodial fees when the Fund maintains a prescribed amount of cash on deposit in certain non-interest bearing accounts. For the year ended December 31, 2000, the custodial fee offset arrangement was not material to either expenses or to the calculation of average net assets and the ratio of expenses to average net assets.

4. Net assets
Net assets at December 31, 2000 consisted of the following:

    Equity transactions                                   ($196,565,723)
    Accumulated net investment income                        74,089,910
    Accumulated net realized gain on investments            227,276,437
    Net unrealized appreciation of investments               17,324,816
                                                           ------------
                                                           $122,125,440
                                                           ============

5. Summary of changes in equity transactions

                                             Year Ended                        Year Ended
                                          December 31, 2000                 December 31, 1999
                                      ----------------------------------------------------------------
                                         Units         Amount              Units         Amount
                                         -----         ------              -----         ------
Accumulation Units:
    Balance at beginning of year       6,365,652    ($172,779,126)       7,176,135    ($157,189,530)
    Contract purchases                    58,685        1,213,416           77,390        1,512,095
    Terminated contracts                (637,546)     (13,061,988)        (887,873)     (17,101,691)
                                       ---------    -------------        ---------    -------------


Balance at end of year                 5,786,791    ($184,627,698)       6,365,652    ($172,779,126)
                                       =========    =============        =========    =============



Annuity Reserves:
    Balance at beginning of year         471,783    ($ 10,290,723)         530,280    ($  8,613,814)
    Annuity payments                     (46,209)      (1,647,302)         (58,497)      (1,676,909)
    Receipt of guarantee
     mortality adjustments                   --               --               --               --
                                       ---------    -------------        ---------    -------------


Balance at end of year                   425,574    ($ 11,938,025)         471,783    ($ 10,290,723)
                                       =========    =============        =========    =============


6. Supplemental information - selected per unit data and ratios
The following is selected financial data for an accumulation unit outstanding throughout each year:

                                      Year ended December 31,
                                      -----------------------------------------------------------
                                      2000        1999         1998      1997           1996
                                      -----------------------------------------------------------
Investment income                     $   0.265   $   0.283    $ 0.301    $    0.286    $ 0.267
Expenses                                  0.275       0.256      0.217         0.178      0.139
                                      ---------   ---------   --------   -----------   --------

Net investment income (loss)             (0.010)      0.027      0.084         0.108      0.128

Net realized and unrealized
gain (loss) on investments               (2.454)      3.106      3.028         3.755      1.735
                                      ---------   ---------   --------   -----------   --------

Increase (decrease) in accumulation
  unit value                             (2.464)      3.133      3.112         3.863      1.863
Accumulation unit value
  at beginning of year                   21.845      18.712     15.600        11.737      9.874
                                      ---------   ---------   --------   -----------   --------

Accumulation unit value
  at end of year                      $  19.381   $  21.845   $ 18.712   $    15.600   $ 11.737
                                      =========   =========   ========   ===========   ========

Ratio of expenses to average
  net assets                              1.28%       1.28%      1.28%         1.27%      1.28%
Ratio of net investment
income (loss)
  to average net assets                  (0.05%)      0.14%      0.49%         0.77%      1.17%
Portfolio turnover rate                  66.67%      21.46%     31.10%        32.56%     49.94%
Number of accumulation units
  outstanding at end of year
  (expressed in thousands)
     Accumulation units:                5,787        6,366      7,176         7,723      8,462
     Reserve units:                       426          472        530           600        700

Lincoln National Variable Annuity Fund A
Report of Ernst & Young LLP, Independent Auditors

Board of Managers and Contract Owners
Lincoln National Variable Annuity Fund A


We have audited the accompanying statement of net assets of Lincoln National Variable Annuity Fund A (the "Fund") as of December 31, 2000, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the selected per unit data and ratios (Note 6 to financial statements) for each of the five years in the period then ended. These financial statements and per unit data and ratios are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and per unit data and ratios based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and per unit data and ratios are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and per unit data and ratios. Our procedures included confirmation of securities owned as of December 31, 2000 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and selected per unit data and ratios referred to above present fairly, in all material respects, the financial position of the Lincoln National Variable Annuity Fund A at December 31, 2000, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the selected per unit data and ratios for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States.


                                                           /s/ ERNST & YOUNG LLP

Fort Wayne, Indiana
February 12, 2001